Right of use assets and Lease liabilities (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 30, 2024	May 18, 2020	Mar. 17, 2020
IfrsStatementLineItems [Line Items]
Interest rate			6.60%	3.50%	3.95%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Interest rate		6.80%
Bank Borrowings One [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor Country	Chile
Currency	CLP
Type of amortization	At maturity
Interest rate	5.82%
Bank Borrowings Four [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor Country		Chile
Currency		CLP
Type of amortization		At maturity
Interest rate		6.54%
Bank Borrowings Five [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor Country		Chile
Currency		CLP
Type of amortization		At maturity
Interest rate		6.78%
Bank Borrowings Six [Member] | Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		90,413,000-1
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor Country		Chile
Currency		CLP
Type of amortization		At maturity
Interest rate		6.66%
Current Lease Liabilities [Member] | Bank Borrowings [Member] | At cost [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 9,689,870	$ 9,451,551
Lease liabilities, Subtotal (leases IFRS )	8,984,430	8,775,181
Lease liabilities, Subtotal		676,370
Current Lease Liabilities [Member] | Bank Borrowings [Member] | At cost [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	2,647,825	2,681,843
Lease liabilities, Subtotal (leases IFRS )	2,469,429	2,515,083
Lease liabilities, Subtotal		166,760
Current Lease Liabilities [Member] | Bank Borrowings [Member] | At cost [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	7,042,045	6,769,708
Lease liabilities, Subtotal (leases IFRS )	6,515,001	6,260,098
Lease liabilities, Subtotal		509,610
Current Lease Liabilities [Member] | Bank Borrowings [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	13,343,114	11,080,409
Lease liabilities, Subtotal (leases IFRS )	11,894,999	9,677,783
Lease liabilities, Subtotal	1,448,115	1,402,626
Current Lease Liabilities [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	3,644,995	3,217,880
Lease liabilities, Subtotal (leases IFRS )	3,282,920	2,867,224
Lease liabilities, Subtotal	362,075	350,656
Current Lease Liabilities [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	9,698,119	7,862,529
Lease liabilities, Subtotal (leases IFRS )	8,612,079	6,810,559
Lease liabilities, Subtotal	$ 1,086,040	$ 1,051,970
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862,750-3	79,862,750-3
Debtor Country	Chile	Chile
Lending party Tax ID	97,030,000-7	97,030,000-7
Creditor Country	Chile	Chile
Currency	CLP	CLP
Lease liabilities	$ 52,682	$ 67,022
Type of amortization	Monthly	Monthly
Interest rate	2.14%	2.14%
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 17,361	$ 16,426
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | At cost [member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 35,321	$ 50,596
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		79,862,750-3
Debtor Country		Chile
Lending party Tax ID		97,030,000-7
Creditor Country		Chile
Currency		CLP
Lease liabilities		$ 71,734
Type of amortization		Monthly
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 17,933
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 53,801
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	CLP	CLP
Lease liabilities	$ 218,541	$ 393,826
Type of amortization	Monthly	Monthly
Interest rate	6.30%	4.45%
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 56,062	$ 266,922
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 162,479	$ 126,904
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Chile	Chile
Creditor Country	Chile	Chile
Currency	CLP	CLP
Lease liabilities	$ 228,764	$ 528,249
Type of amortization	Monthly	Monthly
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 61,603	$ 307,671
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Three [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	167,161	$ 220,578
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 7,621,174
Type of amortization	Monthly
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 2,153,072
Clp [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 5,468,102
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	79,862,750-3
Debtor Country	Chile
Lending party Tax ID	97,030,000-7
Creditor Country	Chile
Currency	CLP
Lease liabilities	$ 71,796
Type of amortization	Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 17,995
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings One [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Transportes Ccu Limitada [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 53,801
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99,012,000-5
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 652,758	$ 609,348
Type of amortization	Monthly	Monthly
Interest rate	3.95%	395.00%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 161,035	$ 150,334
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | At cost [member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 491,723	$ 459,014
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	90,413,000-1	90,413,000-1
Debtor Country	Chile	Chile
Lending party Tax ID	99,012,000-5	99,012,000-5
Creditor Country	Chile	Chile
Currency	UF	UF
Lease liabilities	$ 1,376,319	$ 1,330,892
Type of amortization	Monthly	Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 344,080	$ 332,723
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Two [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Compania Cervecerias Unidas Sa [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	1,032,239	$ 998,169
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor Country		Chile
Currency		UF
Lease liabilities		$ 6,299,196
Type of amortization		Monthly
Interest rate		4.09%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,687,789
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 4,611,407
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor Country		Chile
Currency		UF
Lease liabilities	$ 590,721	$ 4,840,746
Type of amortization		Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,450,259
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 3,390,487
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor Country	Chile
Currency	UF
Lease liabilities	$ 6,904,382
Type of amortization	Monthly
Interest rate	3.28%
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,943,583
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 4,960,799
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor Country	Chile
Currency	USD
Type of amortization	Monthly
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 158,702
Uf [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 432,019
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor Country	Chile
Currency	USD
Lease liabilities	$ 409,282
Type of amortization	Monthly
Interest rate	4.96%
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 112,186
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 297,096
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor Country		Chile
Currency		USD
Lease liabilities		$ 546,662
Type of amortization		Monthly
Interest rate		400.00%
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 165,634
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 381,028
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Chile
Creditor Country		Chile
Currency		USD
Lease liabilities		$ 2,045,259
Type of amortization		Monthly
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 527,860
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Five [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 1,517,399
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	USD	USD
Lease liabilities	$ 504,470	$ 787,038
Type of amortization	Monthly	Monthly
Interest rate	8.09%	8.09%
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 126,118	$ 196,759
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 378,352	$ 590,279
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	USD	USD
Lease liabilities	$ 625,607	$ 981,339
Type of amortization	Monthly	Monthly
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 157,491	$ 245,335
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Seven [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 468,116	$ 736,004
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Currency	USD
Lease liabilities	$ 418,905
Type of amortization	Monthly
Interest rate	10.24%
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 91,571
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 327,334
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Paraguay
Creditor Country	Paraguay
Currency	USD
Lease liabilities	$ 1,916,805
Type of amortization	Monthly
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 479,201
Usd [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,437,604
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	ARS	ARS
Lease liabilities	$ 308,711	$ 402,403
Type of amortization	Monthly	Monthly
Interest rate	56.94%	65.93%
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 77,179	$ 111,701
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 231,532	$ 290,702
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Argentina	Argentina
Creditor Country	Argentina	Argentina
Currency	ARS	ARS
Lease liabilities	$ 642,227	$ 863,770
Type of amortization	Monthly	Monthly
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 194,584	$ 230,259
Ars [Member] | Current Lease Liabilities [Member] | Bank Borrowings Six [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 447,643	$ 633,511
P Y G [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Paraguay	Paraguay
Creditor Country	Paraguay	Paraguay
Currency	PYG	PYG
Lease liabilities	$ 88,907	$ 165,323
Type of amortization	Monthly	Monthly
Interest rate	9.77%	9.53%
P Y G [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 21,408	$ 41,095
P Y G [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 67,499	$ 124,228
P Y G [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E	0-E
Debtor Country	Paraguay	Paraguay
Creditor Country	Paraguay	Paraguay
Currency	PYG
Lease liabilities	$ 113,560	$ 201,892
Type of amortization	Monthly	Monthly
P Y G [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 28,390	$ 51,708
P Y G [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 85,170	$ 150,184
P Y G [Member] | Current Lease Liabilities [Member] | Bank Borrowings Eight [Member] | Bank Borrowings [Member] | P Y G [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Currency		PYG
P Y G [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Creditor Country	Paraguay
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Uruguay
Creditor Country		Uruguay
Currency		UYU
Lease liabilities		$ 180,733
Type of amortization		Monthly
Interest rate		3.18%
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 45,183
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 135,550
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID		0-E
Debtor Country		Uruguay
Creditor Country		Uruguay
Currency		UYU
Lease liabilities		$ 216,528
Type of amortization		Monthly
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 54,132
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Nine [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 162,396
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Uruguay
Creditor Country	Uruguay
Currency	UYU
Lease liabilities	$ 131,232
Type of amortization	Monthly
Interest rate	7.71%
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 41,322
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member] | At cost [member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 89,910
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Uruguay
Creditor Country	Uruguay
Currency	UYU
Lease liabilities	$ 156,141
Type of amortization	Monthly
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 49,877
Uyu [Member] | Current Lease Liabilities [Member] | Bank Borrowings Ten [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 106,264
Euros [Member] | Current Lease Liabilities [Member] | Bank Borrowings Four [Member] | Bank Borrowings [Member] | Nominal Value [Member] | Ccu And Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Debtor Tax ID	0-E
Debtor Country	Chile
Creditor Country	Chile
Currency	UF